Elfun Income Fund

Schedule of Investments	September 30, 2020 (Unaudited)

		Principal Amount	Fair Value
Bonds and Notes – 98.3% †

U.S. Treasuries – 18.0%
U.S. Treasury Bonds
1.25%	05/15/50	$114,000	$108,336
2.25%	08/15/46	1,602,000	1,895,617	(a)
3.00%	08/15/48	3,000,000	4,097,344	(a)
3.75%	08/15/41	513,500	754,925	(a)
4.50%	08/15/39	114,000	180,441	(a)
U.S. Treasury Notes
0.13%	07/15/23	745,800	745,334	(a)
0.25%	07/31/25	1,985,400	1,984,004
0.38%	07/31/27	11,204,700	11,148,676
0.50%	03/15/23	2,217,000	2,236,745	(a)
0.63%	08/15/30	1,020,900	1,015,795
1.38%	10/31/20 - 01/31/22	7,805,000	7,828,247	(a)
1.63%	02/15/26	1,134,000	1,213,203	(a)
1.88%	12/15/20	8,612,900	8,644,189	(a)
2.50%	01/31/24	45,100	48,588	(a)
2.63%	02/15/29	1,602,000	1,872,337	(a)
			43,773,781

Agency Mortgage Backed – 24.4%
Federal Home Loan Mortgage Corp.
3.00%	04/01/43 - 10/01/49	8,288,666	8,796,682
4.50%	06/01/33 - 02/01/35	11,410	12,768
5.00%	07/01/35	76,456	87,990
5.50%	01/01/38 - 04/01/39	133,686	155,572
6.00%	08/01/29 - 11/01/37	301,510	352,456
7.00%	01/01/27 - 08/01/36	67,358	80,073
7.50%	11/01/29 - 09/01/33	6,710	7,610
8.00%	11/01/30	2,997	3,461
Federal National Mortgage Assoc.
2.50%	07/01/50	3,211,258	3,435,697
3.50%	08/01/45 - 01/01/48	15,542,452	16,972,424
4.00%	01/01/41 - 01/01/50	5,134,491	5,572,011
4.50%	07/01/33 - 12/01/48	2,395,535	2,654,340
5.00%	03/01/34 - 05/01/39	202,493	231,977
5.50%	12/01/32 - 01/01/39	501,957	586,079
6.00%	03/01/21 - 05/01/41	1,127,623	1,319,919
6.50%	05/01/21 - 08/01/36	56,541	63,884
7.00%	10/01/32 - 02/01/34	8,476	9,540
7.50%	12/01/26 - 03/01/33	35,604	40,922
8.00%	06/01/24 - 10/01/31	8,977	9,909
8.50%	04/01/30	1,968	2,391
9.00%	12/01/22	416	425
Federal National Mortgage Assoc. REMIC 6.00% - 1 month USD LIBOR
5.85%	09/25/46	2,235,479	519,495	(a,b,c)
Government National Mortgage Assoc.
3.00%	12/20/42 - 05/20/45	8,234,149	8,744,057
3.50%	08/20/48	2,193,811	2,319,668
4.00%	01/20/41 - 04/20/43	1,227,716	1,353,329
4.50%	08/15/33 - 03/20/41	542,620	607,306
5.00%	08/15/33	31,941	36,187
6.00%	04/15/27 - 09/15/36	153,333	176,704
6.50%	03/15/24 - 09/15/36	52,882	59,422
7.00%	11/15/27 - 10/15/36	36,668	41,661
7.50%	03/15/23 - 11/15/31	11,827	12,617
8.00%	09/15/27 - 06/15/30	22,459	24,250
9.00%	12/15/21	102	103
2.50%	TBA	4,837,000	5,077,012	(d)
			59,367,941

Agency Collateralized Mortgage Obligations – 3.6%
Federal Home Loan Mortgage Corp.
0.08%	09/25/43	756,653	2,290	(a,b,c)
2.43%	08/25/29	1,392,000	1,534,076	(a)
2.51%	07/25/29	745,000	831,086	(a)
4.05%	09/25/28	300,000	362,905	(a,b)
Federal Home Loan Mortgage Corp. REMIC
3.50%	11/15/30	120,976	4,356	(a,c)
5.50%	06/15/33	29,116	5,263	(a,c)

		Principal Amount	Fair Value
Federal Home Loan Mortgage Corp. REMIC 6.15% - 1 month USD LIBOR
6.00%	10/15/42	$1,902,272	$313,280	(a,b,c)
Federal Home Loan Mortgage Corp. REMIC 6.60% - 1 month USD LIBOR
6.45%	08/15/25	38,144	1,188	(a,b,c)
Federal Home Loan Mortgage Corp. STRIPS
1.47%	08/01/27	548	524	(e)
8.00%	02/01/23 - 07/01/24	1,346	134	(a,c)
Federal National Mortgage Assoc. 1.60% + 12 month USD LIBOR
3.35%	04/01/37	2,321	2,393	(b)
Federal National Mortgage Assoc. REMIC
1.11%	12/25/42	167,352	6,265	(a,b,c)
5.00%	02/25/40 - 09/25/40	80,881	9,244	(a,c)
Federal National Mortgage Assoc. REMIC 6.00% - 1 month USD LIBOR
5.85%	07/25/38	29,652	5,634	(a,b,c)
Federal National Mortgage Assoc. REMIC 6.55% - 1 month USD LIBOR
6.40%	11/25/41	2,996,928	724,400	(a,b,c)
Federal National Mortgage Assoc. STRIPS
1.87%	12/25/34	29,912	27,725	(e)
4.50%	08/25/35 - 01/25/36	58,181	7,969	(a,c)
5.00%	03/25/38 - 05/25/38	33,437	5,867	(a,c)
5.50%	12/25/33	9,635	1,648	(a,c)
6.00%	01/25/35	36,211	7,034	(a,c)
7.50%	11/25/23	2,793	214	(a,c)
8.00%	08/25/23 - 07/25/24	2,451	279	(a,c)
8.50%	07/25/22	212	8	(a,c)
8.50%	07/25/22	6	—	(a,c,**)
9.00%	05/25/22	146	4	(a,c)
Federal National Mortgage Assoc.
2.00%	TBA	4,715,000	4,899,781	(d)
Government National Mortgage Assoc. REMIC
4.50%	08/16/39	17,094	185	(a,c)
			8,753,752

Asset Backed – 2.2%
Ally Auto Receivables Trust 2018-1
2.35%	06/15/22	62,653	62,949	(a)
American Express Credit Account Master Trust 2018-8
3.18%	04/15/24	664,000	682,575	(a)
BMW Floorplan Master Owner Trust 2018-1
3.15%	05/15/23	333,000	338,739	(a,f)
CarMax Auto Owner Trust
3.13%	06/15/23	162,364	165,301	(a)
Chase Funding Trust 2004-1
4.99%	11/25/33	124,797	124,797	(a,g)
Enterprise Fleet Financing 2019-1 LLC
3.07%	10/20/24	487,000	513,022	(a,f)
Ford Credit Auto Owner Trust 2020-B
0.56%	10/15/24	941,000	945,147	(a)
Hyundai Auto Lease Securitization Trust 2018-A
2.89%	03/15/22	194,577	194,788	(a,f)
Nissan Auto Lease Trust 2019-A
2.76%	03/15/22	385,000	389,073	(a)
Nissan Auto Lease Trust 2020-A
1.80%	05/16/22	303,052	305,287	(a)
Santander Retail Auto Lease Trust 2019-B
2.30%	01/20/23	918,000	938,214	(a,f)
Securitized Term Auto Receivables Trust 2018-1A
3.30%	11/25/22	135,000	138,045	(a,f)
Trillium Credit Card Trust II
3.04%	01/26/24	466,000	469,751	(a,f)
			5,267,688

Corporate Notes – 42.3%
3M Co.
3.13%	09/19/46	39,000	42,317	(a)
Abbott Laboratories
3.75%	11/30/26	28,000	32,531	(a)
4.90%	11/30/46	68,000	96,184	(a)
AbbVie Inc.
2.60%	11/21/24	145,000	153,696	(a,f)
2.95%	11/21/26	200,000	217,808	(a,f)
3.20%	05/14/26	70,000	77,002	(a)
3.20%	11/21/29	130,000	143,164	(a,f)

See accompanying notes to schedule of investments

Elfun Income Fund

Schedule of Investments	September 30, 2020 (Unaudited)

		Principal Amount	Fair Value
3.25%	10/01/22	$84,000	$87,793	(a,f)
3.45%	03/15/22	207,000	214,529	(a,f)
4.05%	11/21/39	85,000	97,553	(a,f)
4.25%	11/21/49	101,000	119,464	(a,f)
4.63%	10/01/42	13,000	15,737	(a,f)
4.70%	05/14/45	31,000	37,988	(a)
4.88%	11/14/48	23,000	29,121	(a)
5.00%	12/15/21	194,000	202,266	(a,f)
Advance Auto Parts Inc.
1.75%	10/01/27	125,000	124,989
3.90%	04/15/30	330,000	371,313	(a)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.50%	05/15/21	150,000	152,326	(a)
Aetna Inc.
3.50%	11/15/24	68,000	74,701	(a)
Aircastle Ltd.
4.25%	06/15/26	112,000	103,609	(a)
Albemarle Wodgina Pty Ltd.
3.45%	11/15/29	165,000	166,798	(a)
Alcon Finance Corp.
2.60%	05/27/30	239,000	253,471	(a,f)
3.80%	09/23/49	207,000	234,119	(a,f)
Alexandria Real Estate Equities Inc.
1.88%	02/01/33	85,000	83,694	(a)
4.70%	07/01/30	43,000	53,113	(a)
Alibaba Group Holding Ltd.
4.00%	12/06/37	200,000	237,730	(a)
Alimentation Couche-Tard Inc.
2.70%	07/26/22	116,000	119,660	(a,f)
2.95%	01/25/30	95,000	102,417	(a,f)
3.80%	01/25/50	117,000	128,741	(a,f)
Ally Financial Inc.
5.75%	11/20/25	95,000	106,779	(a)
Alphabet Inc.
1.10%	08/15/30	217,000	215,021	(a)
1.90%	08/15/40	120,000	115,139	(a)
2.05%	08/15/50	155,000	144,903	(a)
Altria Group Inc.
2.95%	05/02/23	54,000	56,909	(a)
3.40%	05/06/30	35,000	38,123	(a)
3.80%	02/14/24	45,000	49,119	(a)
4.25%	08/09/42	10,000	10,738	(a)
4.45%	05/06/50	55,000	61,542	(a)
4.50%	05/02/43	44,000	48,472	(a)
4.80%	02/14/29	107,000	126,645	(a)
Amazon.com Inc.
1.50%	06/03/30	65,000	66,347	(a)
2.50%	06/03/50	75,000	76,557	(a)
2.70%	06/03/60	60,000	61,986	(a)
3.15%	08/22/27	34,000	38,662	(a)
4.05%	08/22/47	35,000	45,298	(a)
4.25%	08/22/57	23,000	31,352	(a)
Ameren Corp.
2.50%	09/15/24	206,000	218,786	(a)
3.65%	02/15/26	45,000	50,638	(a)
America Movil SAB de C.V.
3.13%	07/16/22	205,000	213,532	(a)
4.38%	04/22/49	200,000	250,242	(a)
American Campus Communities Operating Partnership LP
4.13%	07/01/24	36,000	38,827	(a)
American Electric Power Company Inc.
3.25%	03/01/50	60,000	62,536	(a)
American Electric Power Company Inc.
2.30%	03/01/30	70,000	72,207	(a)
American Express Co.
3.00%	10/30/24	56,000	60,750	(a)
American International Group Inc.
4.25%	03/15/29	82,000	96,442	(a)
4.50%	07/16/44	88,000	102,858	(a)
6.40%	12/15/20	57,000	57,691	(a)

		Principal Amount	Fair Value
American International Group Inc. (5.75% fixed rate until 04/01/28; 2.87% + 3 month USD LIBOR thereafter)
5.75%	04/01/48	$23,000	$25,046	(a,b)
American Tower Corp.
2.90%	01/15/30	84,000	90,783	(a)
3.70%	10/15/49	48,000	52,674	(a)
3.80%	08/15/29	101,000	115,674	(a)
American Water Capital Corp.
2.95%	09/01/27	65,000	71,848	(a)
Amgen Inc.
2.45%	02/21/30	40,000	42,403	(a)
2.65%	05/11/22	125,000	129,222	(a)
3.15%	02/21/40	140,000	149,222	(a)
3.38%	02/21/50	38,000	41,012	(a)
4.56%	06/15/48	74,000	94,665	(a)
4.66%	06/15/51	23,000	30,050	(a)
Anglo American Capital PLC
2.63%	09/10/30	236,000	236,149	(f)
3.95%	09/10/50	200,000	206,142	(f)
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
3.65%	02/01/26	107,000	119,866	(a)
4.70%	02/01/36	39,000	46,944	(a)
4.90%	02/01/46	89,000	109,594	(a)
Anheuser-Busch InBev Worldwide Inc.
3.50%	06/01/30	94,000	107,266	(a)
4.00%	04/13/28	23,000	26,591	(a)
4.35%	06/01/40	165,000	192,007	(a)
4.38%	04/15/38	133,000	153,947	(a)
4.50%	06/01/50	72,000	86,356	(a)
4.60%	04/15/48	48,000	57,393	(a)
4.75%	04/15/58	43,000	52,681	(a)
5.55%	01/23/49	141,000	189,752	(a)
Anthem Inc.
2.88%	09/15/29	47,000	50,813	(a)
3.30%	01/15/23	67,000	71,021	(a)
3.70%	09/15/49	47,000	52,467	(a)
Apollo Management Holdings LP
2.65%	06/05/30	330,000	330,845	(a,f)
Apollo Management Holdings LP (4.95% fixed rate until 12/17/24; 3.27% + 5 year CMT Rate thereafter)
4.95%	01/14/50	90,000	88,265	(a,b,f)
Apple Inc.
2.20%	09/11/29	68,000	73,169	(a)
2.95%	09/11/49	60,000	65,648	(a)
3.35%	02/09/27	35,000	39,946	(a)
3.45%	02/09/45	129,000	152,443	(a)
3.85%	08/04/46	92,000	114,772	(a)
Applied Materials Inc.
4.35%	04/01/47	53,000	70,413	(a)
Aptiv PLC
4.40%	10/01/46	39,000	37,125	(a)
Archer-Daniels-Midland Co.
2.50%	08/11/26	48,000	52,023	(a)
Ares Capital Corp.
3.25%	07/15/25	467,000	463,283	(a)
Ascension Health
4.85%	11/15/53	84,000	121,996	(a)
AstraZeneca PLC
3.50%	08/17/23	53,000	57,326	(a)
4.00%	01/17/29	34,000	40,320	(a)
4.38%	08/17/48	19,000	25,217	(a)
AT&T Inc.
2.30%	06/01/27	140,000	147,059	(a)
2.75%	06/01/31	283,000	297,928	(a)
3.30%	02/01/52	95,000	89,572
3.85%	06/01/60	130,000	132,457	(a)
4.35%	03/01/29	103,000	121,160	(a)
4.45%	04/01/24	52,000	58,046	(a)
4.50%	05/15/35	96,000	113,233	(a)
4.55%	03/09/49	49,000	56,373	(a)
4.75%	05/15/46	33,000	38,450	(a)
4.80%	06/15/44	76,000	90,571	(a)

See accompanying notes to schedule of investments

Elfun Income Fund

Schedule of Investments	September 30, 2020 (Unaudited)

		Principal Amount	Fair Value
4.85%	03/01/39	$78,000	$93,681	(a)
5.15%	11/15/46	13,000	16,160	(a)
5.25%	03/01/37	67,000	83,660	(a)
5.35%	12/15/43	52,000	64,972	(a)
5.45%	03/01/47	128,000	164,397	(a)
Athene Holding Ltd.
4.13%	01/12/28	62,000	67,387	(a)
6.15%	04/03/30	141,000	168,533	(a)
Avangrid Inc.
3.15%	12/01/24	100,000	109,124	(a)
Avery Dennison Corp.
2.65%	04/30/30	49,000	52,516	(a)
BAE Systems PLC
1.90%	02/15/31	200,000	199,510	(f)
Baidu Inc.
2.88%	07/06/22	255,000	262,581	(a)
Bank of America Corp.
3.25%	10/21/27	3,000	3,318	(a)
3.95%	04/21/25	73,000	81,113	(a)
4.18%	11/25/27	137,000	156,916	(a)
4.25%	10/22/26	108,000	124,812	(a)
Bank of America Corp. (2.59% fixed rate until 04/29/30; 2.15% + SOFR thereafter)
2.59%	04/29/31	115,000	121,769	(a,b)
Bank of America Corp. (3.12% fixed rate until 01/20/22; 1.16% + 3 month USD LIBOR thereafter)
3.12%	01/20/23	84,000	86,663	(a,b)
Bank of America Corp. (3.37% fixed rate until 01/23/25; 0.81% + 3 month USD LIBOR thereafter)
3.37%	01/23/26	42,000	45,902	(a,b)
Bank of America Corp. (3.42% fixed rate until 12/20/27; 1.04% + 3 month USD LIBOR thereafter)
3.42%	12/20/28	67,000	74,599	(a,b)
Bank of America Corp. (3.56% fixed rate until 04/23/26; 1.06% + 3 month USD LIBOR thereafter)
3.56%	04/23/27	233,000	260,256	(a,b)
Bank of America Corp. (3.71% fixed rate until 04/24/27; 1.51% + 3 month USD LIBOR thereafter)
3.71%	04/24/28	188,000	212,261	(a,b)
Bank of America Corp. (3.95% fixed rate until 01/23/48; 1.19% + 3 month USD LIBOR thereafter)
3.95%	01/23/49	44,000	53,464	(a,b)
Bank of America Corp. (4.24% fixed rate until 04/24/37; 1.81% + 3 month USD LIBOR thereafter)
4.24%	04/24/38	91,000	110,890	(a,b)
Bank of America Corp. (4.27% fixed rate until 07/23/28; 1.31% + 3 month USD LIBOR thereafter)
4.27%	07/23/29	31,000	36,356	(a,b)
Bank of America Corp. (4.30% fixed rate until 01/28/25; 2.66% + 3 month USD LIBOR thereafter)
4.30%	12/31/99	190,000	184,821	(a,b)
Bank of America Corp. (4.44% fixed rate until 01/20/47; 1.99% + 3 month USD LIBOR thereafter)
4.44%	01/20/48	85,000	110,083	(a,b)
Barclays PLC
4.84%	05/09/28	200,000	217,108	(a)
Barclays PLC (2.65% fixed rate until 06/24/30; 1.90% + 1 year CMT Rate thereafter)
2.65%	06/24/31	238,000	237,726	(a,b)
Barrick North America Finance LLC
5.70%	05/30/41	14,000	19,710	(a)
BAT Capital Corp.
2.26%	03/25/28	70,000	70,392
2.73%	03/25/31	139,000	138,833
2.76%	08/15/22	93,000	96,302	(a)
3.56%	08/15/27	47,000	50,783	(a)
3.73%	09/25/40	170,000	172,298
3.98%	09/25/50	139,000	138,090
4.39%	08/15/37	96,000	103,821	(a)
4.54%	08/15/47	43,000	45,956	(a)
4.70%	04/02/27	70,000	80,385	(a)
4.91%	04/02/30	94,000	110,586	(a)
5.28%	04/02/50	94,000	110,623	(a)

		Principal Amount	Fair Value
BAT International Finance PLC
1.67%	03/25/26	$70,000	$70,303
Baxter International Inc.
3.95%	04/01/30	40,000	47,874	(a,f)
Bayer US Finance II LLC
3.50%	06/25/21	416,000	424,245	(a,f)
Becton Dickinson and Co.
2.89%	06/06/22	89,000	92,063	(a)
3.70%	06/06/27	55,000	62,343	(a)
3.73%	12/15/24	3,000	3,314	(a)
4.67%	06/06/47	13,000	16,079	(a)
4.69%	12/15/44	11,000	13,496	(a)
Berkshire Hathaway Energy Co.
3.25%	04/15/28	34,000	38,419	(a)
3.70%	07/15/30	105,000	123,473	(a,f)
3.80%	07/15/48	37,000	43,002	(a)
4.25%	10/15/50	73,000	91,733	(a,f)
6.13%	04/01/36	21,000	29,976	(a)
Berkshire Hathaway Finance Corp.
4.25%	01/15/49	56,000	72,715	(a)
Berkshire Hathaway Inc.
4.50%	02/11/43	3,000	3,988	(a)
BHP Billiton Finance USA Ltd.
5.00%	09/30/43	23,000	32,278	(a)
Biogen Inc.
2.25%	05/01/30	45,000	46,017	(a)
3.15%	05/01/50	28,000	27,567	(a)
Block Financial LLC
3.88%	08/15/30	45,000	45,432	(a)
BNP Paribas S.A. (5.13% fixed rate until 11/15/27; 2.84% + USD 5 year Swap Rate thereafter)
5.13%	12/31/99	200,000	197,452	(a,b,f)
Boardwalk Pipelines LP
4.80%	05/03/29	91,000	99,276	(a)
Boston Scientific Corp.
4.70%	03/01/49	35,000	46,234	(a)
BP Capital Markets America Inc.
3.00%	02/24/50	110,000	105,379	(a)
3.02%	01/16/27	114,000	125,023	(a)
3.22%	11/28/23	55,000	59,126	(a)
BP Capital Markets PLC (4.38% Fixed rate until 06/22/25; 4.04% + 5 year CMT Rate thereafter)
4.38%	12/31/99	141,000	146,960	(a,b)
BP Capital Markets PLC (4.88% Fixed rate until 03/22/30; 4.40% + 5 year CMT Rate thereafter)
4.88%	12/31/99	141,000	150,454	(a,b)
BPCE S.A.
4.50%	03/15/25	238,000	263,621	(a,f)
Brighthouse Financial Inc.
3.70%	06/22/27	8,000	8,307	(a)
4.70%	06/22/47	4,000	3,863	(a)
Bristol-Myers Squibb Co.
3.20%	06/15/26	136,000	153,045	(a)
3.40%	07/26/29	91,000	105,761	(a)
3.45%	11/15/27	3,000	3,454	(a)
4.13%	06/15/39	72,000	91,147	(a)
4.25%	10/26/49	72,000	94,854	(a)
4.35%	11/15/47	4,000	5,241	(a)
4.55%	02/20/48	26,000	34,950	(a)
5.00%	08/15/45	32,000	44,767	(a)
Brixmor Operating Partnership LP
3.90%	03/15/27	36,000	37,805	(a)
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.65%	01/15/23	16,000	16,624	(a)
3.13%	01/15/25	16,000	17,084	(a)
3.88%	01/15/27	31,000	34,337	(a)
Broadcom Inc.
3.15%	11/15/25	185,000	199,633
4.15%	11/15/30	142,000	159,294
4.30%	11/15/32	94,000	107,481

See accompanying notes to schedule of investments

Elfun Income Fund

Schedule of Investments	September 30, 2020 (Unaudited)

		Principal Amount	Fair Value
Brown & Brown Inc.
2.38%	03/15/31	$80,000	$80,884
Brown-Forman Corp.
4.00%	04/15/38	15,000	17,972	(a)
Bunge Limited Finance Corp.
3.75%	09/25/27	25,000	27,143	(a)
Burlington Northern Santa Fe LLC
4.15%	12/15/48	85,000	107,426	(a)
4.55%	09/01/44	124,000	162,506	(a)
Cameron LNG LLC
3.30%	01/15/35	22,000	24,857	(a,f)
Canadian Natural Resources Ltd.
3.85%	06/01/27	77,000	83,168	(a)
4.95%	06/01/47	16,000	17,921	(a)
Cantor Fitzgerald LP
4.88%	05/01/24	227,000	247,659	(a,f)
Capital One Financial Corp.
3.75%	07/28/26	124,000	135,063	(a)
4.75%	07/15/21	181,000	187,120	(a)
Cardinal Health Inc.
2.62%	06/15/22	45,000	46,416	(a)
3.08%	06/15/24	26,000	27,978	(a)
Carlisle Companies Inc.
2.75%	03/01/30	125,000	133,229	(a)
Carrier Global Corp.
2.72%	02/15/30	90,000	94,091	(a,f)
3.38%	04/05/40	60,000	62,833	(a,f)
3.58%	04/05/50	90,000	95,297	(a,f)
Caterpillar Inc.
3.25%	09/19/49 - 04/09/50	136,000	152,530	(a)
3.80%	08/15/42	26,000	31,756	(a)
Celulosa Arauco y Constitucion S.A.
4.20%	01/29/30	209,000	221,427	(a,f)
Centene Corp.
3.38%	02/15/30	127,000	131,542	(a)
4.25%	12/15/27	370,000	387,098	(a)
CenterPoint Energy Inc.
2.50%	09/01/22	178,000	184,129	(a)
3.60%	11/01/21	83,000	85,726	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital
4.46%	07/23/22	132,000	139,776	(a)
4.80%	03/01/50	47,000	53,185	(a)
5.05%	03/30/29	51,000	61,033	(a)
5.75%	04/01/48	101,000	125,396	(a)
6.38%	10/23/35	13,000	17,958	(a)
6.48%	10/23/45	30,000	40,302	(a)
Cheniere Corpus Christi Holdings LLC
5.88%	03/31/25	185,000	210,859	(a)
Chevron Corp.
1.55%	05/11/25	48,000	49,736	(a)
2.24%	05/11/30	92,000	97,643	(a)
2.98%	05/11/40	70,000	75,587	(a)
3.08%	05/11/50	120,000	129,604	(a)
3.19%	06/24/23	50,000	53,476	(a)
Choice Hotels International Inc.
3.70%	01/15/31	100,000	105,306	(a)
Chubb INA Holdings Inc.
1.38%	09/15/30	390,000	386,272
4.35%	11/03/45	67,000	87,887	(a)
Cigna Corp.
2.40%	03/15/30	85,000	88,148	(a)
3.25%	04/15/25	55,000	60,287	(a)
3.40%	09/17/21 - 03/15/50	153,000	162,928	(a)
3.75%	07/15/23	36,000	38,953	(a)
3.88%	10/15/47	22,000	24,530	(a)
4.13%	11/15/25	93,000	106,521	(a)
4.38%	10/15/28	34,000	40,422	(a)
4.80%	08/15/38	32,000	39,757	(a)
4.90%	12/15/48	19,000	24,701	(a)
Cisco Systems Inc.
5.90%	02/15/39	49,000	74,091	(a)

		Principal Amount	Fair Value
Citigroup Inc.
4.40%	06/10/25	$576,000	$648,795
4.45%	09/29/27	22,000	25,518	(a)
4.65%	07/23/48	129,000	169,287	(a)
4.75%	05/18/46	53,000	66,576	(a)
5.50%	09/13/25	238,000	281,587	(a)
Citigroup Inc. (1.68% fixed rate until 05/15/23; 1.67% + SOFR thereafter)
1.68%	05/15/24	472,000	483,432	(a,b)
Citigroup Inc. (2.88% fixed rate until 07/24/22; 0.95% + 3 month USD LIBOR thereafter)
2.88%	07/24/23	56,000	58,123	(a,b)
Citigroup Inc. (2.98% fixed rate until 11/05/29; 1.42% + SOFR thereafter)
2.98%	11/05/30	68,000	73,396	(a,b)
Citigroup Inc. (3.11% fixed rate until 04/08/25; 2.75% + SOFR thereafter)
3.11%	04/08/26	471,000	508,802	(a,b)
Citigroup Inc. (3.88% fixed rate until 01/24/38; 1.17% + 3 month USD LIBOR thereafter)
3.88%	01/24/39	41,000	47,948	(a,b)
Citigroup Inc. (4.70% fixed rate until 01/30/25; 3.23% + SOFR thereafter)
4.70%	12/31/99	191,000	184,854	(a,b)
CME Group Inc.
3.75%	06/15/28	42,000	49,223	(a)
CMS Energy Corp.
4.88%	03/01/44	151,000	198,293	(a)
CNA Financial Corp.
3.45%	08/15/27	33,000	37,057	(a)
3.90%	05/01/29	89,000	102,083	(a)
CNH Industrial Capital LLC
1.95%	07/02/23	150,000	152,721	(a)
4.38%	11/06/20	68,000	68,222	(a)
4.88%	04/01/21	84,000	85,510	(a)
CNOOC Finance 2014 ULC
4.25%	04/30/24	423,000	466,188	(a)
CNOOC Petroleum North America ULC
6.40%	05/15/37	59,000	86,030	(a)
Comcast Corp.
2.65%	08/15/62	120,000	114,007
2.80%	01/15/51	80,000	80,654	(a)
3.10%	04/01/25	80,000	88,146	(a)
3.20%	07/15/36	85,000	94,260	(a)
3.25%	11/01/39	115,000	127,974	(a)
3.38%	08/15/25	4,000	4,461	(a)
3.45%	02/01/50	70,000	78,614	(a)
3.97%	11/01/47	150,000	179,905	(a)
4.15%	10/15/28	80,000	96,341	(a)
4.60%	08/15/45	53,000	68,350	(a)
4.70%	10/15/48	44,000	58,504	(a)
CommonSpirit Health
4.35%	11/01/42	130,000	140,822
Conagra Brands Inc.
3.80%	10/22/21	157,000	162,416	(a)
5.30%	11/01/38	38,000	49,087	(a)
5.40%	11/01/48	29,000	39,338	(a)
Concho Resources Inc.
4.30%	08/15/28	50,000	55,189	(a)
4.88%	10/01/47	32,000	35,461	(a)
ConocoPhillips Co.
4.30%	11/15/44	84,000	101,033	(a)
Consolidated Edison Company of New York Inc.
2.90%	12/01/26	81,000	88,326	(a)
3.35%	04/01/30	40,000	46,040	(a)
3.88%	06/15/47	46,000	53,987	(a)
3.95%	04/01/50	65,000	78,726	(a)
Constellation Brands Inc.
3.15%	08/01/29	191,000	208,935	(a)
3.70%	12/06/26	71,000	81,088	(a)
4.50%	05/09/47	68,000	82,303	(a)
Continental Resources Inc.
4.50%	04/15/23	254,000	241,971	(a)
Corning Inc.
4.38%	11/15/57	46,000	55,498	(a)
Corporate Office Properties LP
2.25%	03/15/26	100,000	101,289

See accompanying notes to schedule of investments

Elfun Income Fund

Schedule of Investments	September 30, 2020 (Unaudited)

		Principal Amount	Fair Value
Costco Wholesale Corp.
1.75%	04/20/32	$94,000	$96,172	(a)
Credit Suisse AG
2.95%	04/09/25	250,000	272,645	(a)
Credit Suisse Group AG (4.19% fixed rate until 04/01/30; 3.73% + SOFR thereafter)
4.19%	04/01/31	272,000	314,388	(a,b,f)
Crown Castle International Corp.
3.30%	07/01/30	259,000	284,172	(a)
4.15%	07/01/50	40,000	45,941	(a)
5.20%	02/15/49	61,000	81,050	(a)
CSX Corp.
4.50%	03/15/49 - 08/01/54	143,000	185,855	(a)
CubeSmart LP
4.38%	02/15/29	97,000	114,109	(a)
Cummins Inc.
0.75%	09/01/25	45,000	45,128
1.50%	09/01/30	142,000	141,233
2.60%	09/01/50	142,000	139,414
CVS Health Corp.
3.00%	08/15/26	94,000	102,945	(a)
3.25%	08/15/29	75,000	82,606	(a)
3.35%	03/09/21	59,000	59,770	(a)
3.63%	04/01/27	90,000	101,060	(a)
3.75%	04/01/30	65,000	74,294	(a)
3.88%	07/20/25	34,000	38,336	(a)
4.10%	03/25/25	90,000	101,584	(a)
4.25%	04/01/50	45,000	52,845	(a)
4.30%	03/25/28	26,000	30,408	(a)
4.78%	03/25/38	50,000	60,710	(a)
5.00%	12/01/24	75,000	85,505	(a)
5.13%	07/20/45	54,000	68,162	(a)
5.30%	12/05/43	94,000	119,892	(a)
D.R. Horton Inc.
2.60%	10/15/25	236,000	252,768	(a)
Dell International LLC/EMC Corp.
4.00%	07/15/24	109,000	117,931	(a,f)
4.42%	06/15/21	33,000	33,720	(a,f)
5.45%	06/15/23	50,000	54,810	(a,f)
6.02%	06/15/26	24,000	28,223	(a,f)
8.10%	07/15/36	11,000	14,424	(a,f)
8.35%	07/15/46	17,000	22,436	(a,f)
Deutsche Bank AG
3.30%	11/16/22	205,000	211,761	(a)
Deutsche Telekom AG
3.63%	01/21/50	191,000	212,551	(a,f)
Devon Energy Corp.
5.00%	06/15/45	34,000	32,341	(a)
DH Europe Finance II Sarl
2.60%	11/15/29	82,000	89,159	(a)
3.25%	11/15/39	47,000	52,194	(a)
3.40%	11/15/49	23,000	26,287	(a)
Diamondback Energy Inc.
2.88%	12/01/24	115,000	116,419	(a)
3.25%	12/01/26	80,000	80,263	(a)
3.50%	12/01/29	69,000	66,539	(a)
5.38%	05/31/25	278,000	288,550	(a)
Digital Realty Trust LP
3.60%	07/01/29	149,000	170,781	(a)
Discover Bank
2.70%	02/06/30	250,000	261,245	(a)
Discovery Communications LLC
2.95%	03/20/23	123,000	129,624	(a)
3.95%	03/20/28	57,000	64,791	(a)
4.95%	05/15/42	17,000	19,823	(a)
5.00%	09/20/37	23,000	27,582	(a)
Dollar General Corp.
3.50%	04/03/30	121,000	138,014	(a)
4.13%	04/03/50	82,000	97,852	(a)
Dollar Tree Inc.
4.00%	05/15/25	67,000	75,555	(a)

		Principal Amount	Fair Value
Dominion Energy Inc.
3.07%	08/15/24	$85,000	$91,468	(a,g)
3.38%	04/01/30	140,000	157,902	(a)
Dover Corp.
2.95%	11/04/29	95,000	103,042	(a)
DTE Energy Co.
2.85%	10/01/26	40,000	43,328	(a)
3.85%	12/01/23	40,000	43,514	(a)
Duke Energy Carolinas LLC
3.95%	03/15/48	52,000	64,830	(a)
Duke Energy Corp.
1.80%	09/01/21	111,000	112,338	(a)
3.55%	09/15/21	66,000	67,476	(a)
3.75%	09/01/46	16,000	18,228	(a)
Duke Energy Corp. (4.88% fixed rate until 09/16/24; 3.39% + 5 year CMT Rate thereafter)
4.88%	12/31/99	137,000	144,524	(a,b)
Duke Energy Progress LLC
4.15%	12/01/44	58,000	71,934	(a)
Duke Realty LP
3.05%	03/01/50	40,000	42,638	(a)
3.25%	06/30/26	44,000	48,813	(a)
3.38%	12/15/27	37,000	41,557	(a)
DuPont de Nemours Inc.
2.17%	05/01/23	140,000	141,322	(a)
5.32%	11/15/38	28,000	35,515	(a)
5.42%	11/15/48	28,000	37,396	(a)
Duquesne Light Holdings Inc.
3.62%	08/01/27	120,000	128,108	(a,f)
DXC Technology Co.
4.00%	04/15/23	189,000	199,170	(a)
Eastman Chemical Co.
3.50%	12/01/21	89,000	91,812	(a)
3.60%	08/15/22	35,000	36,716	(a)
4.50%	01/15/21	181,000	180,240	(a)
4.65%	10/15/44	94,000	110,455	(a)
Eaton Corp.
3.10%	09/15/27	48,000	53,527	(a)
Ecolab Inc.
1.30%	01/30/31	95,000	92,990
2.13%	08/15/50	191,000	174,635
Edison International
4.95%	04/15/25	155,000	169,644	(a)
5.75%	06/15/27	29,000	32,283	(a)
EI du Pont de Nemours & Co.
2.30%	07/15/30	69,000	73,254	(a)
Eli Lilly & Co.
3.95%	03/15/49	86,000	107,878	(a)
Emera US Finance LP
4.75%	06/15/46	16,000	19,314	(a)
Emerson Electric Co.
1.80%	10/15/27	60,000	62,675	(a)
2.75%	10/15/50	49,000	49,905	(a)
Empower Finance 2020 LP
1.36%	09/17/27	140,000	139,450	(f)
1.78%	03/17/31	234,000	234,519	(f)
3.08%	09/17/51	94,000	98,258	(f)
Enbridge Energy Partners LP
5.50%	09/15/40	12,000	14,417	(a)
Enbridge Inc. (5.75% fixed rate until 04/15/30; 5.31% + 5 year CMT Rate thereafter)
5.75%	07/15/80	238,000	245,737	(a,b)
Enel Finance International N.V.
3.63%	05/25/27	273,000	303,947	(a,f)
Energy Transfer Operating LP
4.25%	03/15/23	89,000	92,640	(a)
4.50%	04/15/24	58,000	61,413	(a)
4.95%	06/15/28	28,000	29,766	(a)
5.30%	04/15/47	96,000	89,631	(a)
6.13%	12/15/45	21,000	21,251	(a)
6.50%	02/01/42	79,000	82,756	(a)

See accompanying notes to schedule of investments

Elfun Income Fund

Schedule of Investments	September 30, 2020 (Unaudited)

		Principal Amount	Fair Value
Energy Transfer Operating LP (6.75% fixed rate until 05/15/25; 5.13% + 5 year CMT Rate thereafter)
6.75%	12/31/99	$285,000	$219,575	(a,b)
Energy Transfer Partners LP/Regency Energy Finance Corp.
4.50%	11/01/23	43,000	45,678	(a)
Entergy Louisiana LLC
3.05%	06/01/31	64,000	72,894	(a)
4.00%	03/15/33	33,000	41,294	(a)
Enterprise Products Operating LLC
4.25%	02/15/48	112,000	118,373	(a)
Enterprise Products Operating LLC (5.25% fixed rate until 08/16/27; 3.03% + 3 month USD LIBOR thereafter)
5.25%	08/16/77	44,000	41,899	(a,b)
EOG Resources Inc.
4.15%	01/15/26	7,000	8,027	(a)
4.38%	04/15/30	105,000	123,740	(a)
4.95%	04/15/50	94,000	115,102	(a)
5.10%	01/15/36	34,000	39,596	(a)
EPR Properties
4.95%	04/15/28	46,000	44,695	(a)
Equinix Inc.
1.25%	07/15/25	125,000	126,228	(a)
2.15%	07/15/30	135,000	136,901	(a)
Equinor ASA
3.25%	11/18/49	50,000	52,957	(a)
ERP Operating LP
4.50%	07/01/44	37,000	47,491	(a)
Essex Portfolio LP
2.65%	03/15/32	50,000	52,770	(a)
Eversource Energy
3.45%	01/15/50	92,000	102,223	(a)
Exelon Corp.
3.50%	06/01/22	71,000	74,216	(a)
4.05%	04/15/30	141,000	165,004	(a)
4.45%	04/15/46	94,000	114,850	(a)
4.70%	04/15/50	94,000	120,482	(a)
Exxon Mobil Corp.
2.61%	10/15/30	283,000	305,861	(a)
3.45%	04/15/51	150,000	164,364	(a)
FedEx Corp.
3.80%	05/15/25	377,000	426,063	(a)
4.10%	02/01/45	91,000	103,616	(a)
FirstEnergy Corp.
3.90%	07/15/27	16,000	17,542	(a)
FirstEnergy Transmission LLC
4.55%	04/01/49	84,000	98,489	(a,f)
Fiserv Inc.
3.50%	07/01/29	38,000	43,300	(a)
4.40%	07/01/49	38,000	47,273	(a)
Florida Power & Light Co.
2.85%	04/01/25	170,000	186,459	(a)
4.13%	02/01/42	65,000	81,013	(a)
Ford Motor Co.
4.35%	12/08/26	54,000	53,347	(a)
Ford Motor Credit Company LLC
3.10%	05/04/23	237,000	231,639	(a)
3.22%	01/09/22	215,000	215,286	(a)
3.34%	03/28/22	200,000	199,000	(a)
5.88%	08/02/21	302,000	307,711	(a)
Fox Corp.
3.50%	04/08/30	95,000	107,313
General Dynamics Corp.
4.25%	04/01/50	70,000	91,165	(a)
General Mills Inc.
2.88%	04/15/30	55,000	60,349	(a)
3.70%	10/17/23	67,000	73,057	(a)
4.55%	04/17/38	34,000	43,422	(a)
4.70%	04/17/48	13,000	17,729	(a)
General Motors Co.
5.20%	04/01/45	12,000	12,922	(a)
5.40%	10/02/23 - 04/01/48	55,000	60,738	(a)
6.13%	10/01/25	142,000	164,960	(a)
6.80%	10/01/27	75,000	91,218	(a)

		Principal Amount	Fair Value
General Motors Financial Company Inc.
3.45%	01/14/22 - 04/10/22	$300,000	$307,696	(a)
3.55%	04/09/21	196,000	198,544	(a)
4.20%	11/06/21	359,000	369,996	(a)
5.25%	03/01/26	55,000	62,047	(a)
Georgia-Pacific LLC
1.75%	09/30/25	189,000	197,032	(a,f)
3.60%	03/01/25	272,000	302,214	(a,f)
Gilead Sciences Inc.
1.20%	10/01/27	65,000	65,352
1.65%	10/01/30	55,000	55,030
2.60%	10/01/40	139,000	138,434
2.80%	10/01/50	139,000	138,006
2.95%	03/01/27	12,000	13,229	(a)
3.50%	02/01/25	33,000	36,490	(a)
3.65%	03/01/26	34,000	38,371	(a)
4.15%	03/01/47	40,000	48,649	(a)
4.80%	04/01/44	32,000	41,498	(a)
GlaxoSmithKline Capital Inc.
3.38%	05/15/23	80,000	86,104	(a)
3.63%	05/15/25	75,000	84,885	(a)
GlaxoSmithKline Capital PLC
3.38%	06/01/29	105,000	121,168	(a)
Glencore Finance Canada Ltd.
4.25%	10/25/22	182,000	192,944	(a,f)
4.95%	11/15/21	69,000	71,902	(a,f)
Glencore Funding LLC
2.50%	09/01/30	94,000	91,393	(f)
Gray Oak Pipeline LLC
2.00%	09/15/23	234,000	235,441	(f)
2.60%	10/15/25	170,000	170,767	(f)
Grupo Televisa SAB
5.00%	05/13/45	204,000	230,547	(a)
Halliburton Co.
3.80%	11/15/25	4,000	4,346	(a)
5.00%	11/15/45	45,000	45,943	(a)
HCA Inc.
4.13%	06/15/29	48,000	54,297	(a)
4.50%	02/15/27	94,000	105,463	(a)
Health Care Service Corp.
2.20%	06/01/30	236,000	241,841	(a,f)
3.20%	06/01/50	50,000	51,838	(a,f)
Healthcare Trust of America Holdings LP
2.00%	03/15/31	75,000	73,883
Hess Corp.
5.60%	02/15/41	19,000	20,663	(a)
5.80%	04/01/47	12,000	13,253	(a)
Hewlett Packard Enterprise Co.
6.35%	10/15/45	20,000	25,377	(a)
Highwoods Realty LP
4.13%	03/15/28	52,000	57,409	(a)
4.20%	04/15/29	132,000	147,674	(a)
Honeywell International Inc.
2.70%	08/15/29	5,000	5,528	(a)
Hormel Foods Corp.
1.80%	06/11/30	190,000	195,637	(a)
HSBC Holdings PLC
4.25%	03/14/24	222,000	237,849	(a)
HSBC Holdings PLC (2.01% fixed rate until 09/22/27; 1.73% + SOFR thereafter)
2.01%	09/22/28	330,000	327,792	(b)
HSBC Holdings PLC (4.29% fixed rate until 09/12/25; 1.35% + 3 month USD LIBOR thereafter)
4.29%	09/12/26	423,000	472,076	(a,b)
HSBC Holdings PLC (6.00% fixed rate until 05/22/27; 3.75% + USD 5 year Mid-Market Swap Rate thereafter)
6.00%	12/31/99	465,000	477,941	(a,b)
HSBC Holdings PLC (6.50% fixed rate until 03/23/28; 3.61% + USD 5 year Mid-Market Swap Rate thereafter)
6.50%	12/31/99	205,000	218,011	(a,b)
Huntington Bancshares Inc.
2.55%	02/04/30	187,000	196,038	(a)

See accompanying notes to schedule of investments

Elfun Income Fund

Schedule of Investments	September 30, 2020 (Unaudited)

		Principal Amount	Fair Value
Hyundai Capital America
3.10%	04/05/22	$57,000	$58,679	(a,f)
Imperial Brands Finance PLC
3.13%	07/26/24	264,000	278,934	(a,f)
3.50%	02/11/23 - 07/26/26	490,000	519,457	(a,f)
Ingredion Inc.
2.90%	06/01/30	236,000	256,381	(a)
3.90%	06/01/50	47,000	52,958	(a)
Intel Corp.
2.45%	11/15/29	187,000	203,392	(a)
2.88%	05/11/24	18,000	19,431	(a)
3.10%	02/15/60	88,000	94,937	(a)
Intercontinental Exchange Inc.
1.85%	09/15/32	48,000	47,896
2.65%	09/15/40	48,000	48,071
3.00%	09/15/60	90,000	91,243
International Business Machines Corp.
3.45%	02/19/26	254,000	287,482	(a)
4.15%	05/15/39	150,000	183,856	(a)
4.25%	05/15/49	150,000	188,016	(a)
International Paper Co.
4.40%	08/15/47	69,000	84,606	(a)
Interstate Power & Light Co.
3.40%	08/15/25	238,000	262,281	(a)
ITC Holdings Corp.
2.95%	05/14/30	236,000	254,467	(a,f)
Jabil Inc.
3.95%	01/12/28	63,000	69,274	(a)
Jefferies Group LLC
5.13%	01/20/23	53,000	57,753	(a)
John Deere Capital Corp.
2.45%	01/09/30	235,000	255,750	(a)
Johnson & Johnson
3.63%	03/03/37	46,000	56,062	(a)
Johnson Controls International PLC
4.50%	02/15/47	26,000	32,473	(a)
JPMorgan Chase & Co.
3.30%	04/01/26	174,000	193,321	(a)
3.63%	12/01/27	35,000	39,075	(a)
JPMorgan Chase & Co. (2.96% fixed rate until 05/13/30; 2.52% + SOFR thereafter)
2.96%	05/13/31	155,000	166,149	(a,b)
JPMorgan Chase & Co. (3.51% fixed rate until 01/23/28; 0.95% + 3 month USD LIBOR thereafter)
3.51%	01/23/29	42,000	47,241	(a,b)
JPMorgan Chase & Co. (3.74% fixed rate until 10/30/20; 3.47% + 3 month USD LIBOR thereafter)
3.74%	12/29/49	64,000	61,396	(a,b)
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.36% + 3 month USD LIBOR thereafter)
3.88%	07/24/38	57,000	67,229	(a,b)
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.22% + 3 month USD LIBOR thereafter)
3.90%	01/23/49	105,000	126,360	(a,b)
JPMorgan Chase & Co. (3.96% fixed rate until 01/29/26; 1.25% + 3 month USD LIBOR thereafter)
3.96%	01/29/27	158,000	180,069	(a,b)
JPMorgan Chase & Co. (4.01% fixed rate until 04/23/28; 1.12% + 3 month USD LIBOR thereafter)
4.01%	04/23/29	61,000	70,730	(a,b)
JPMorgan Chase & Co. (4.03% fixed rate until 07/24/47; 1.46% + 3 month USD LIBOR thereafter)
4.03%	07/24/48	67,000	81,473	(a,b)
JPMorgan Chase & Co. (4.60% fixed rate until 02/01/25; 3.13% + SOFR thereafter)
4.60%	12/31/99	187,000	181,835	(a,b)
JPMorgan Chase & Co. (6.10% fixed rate until 10/01/24; 3.33% + 3 month USD LIBOR thereafter)
6.10%	10/29/49	145,000	152,204	(a,b)
Kaiser Foundation Hospitals
3.27%	11/01/49	154,000	171,253	(a)

		Principal Amount	Fair Value
Keurig Dr Pepper Inc.
3.20%	05/01/30	$106,000	$118,917	(a)
3.80%	05/01/50	148,000	169,886	(a)
4.50%	11/15/45	40,000	49,560	(a)
4.60%	05/25/28	12,000	14,438	(a)
KeyCorp
2.25%	04/06/27	281,000	297,686	(a)
Kinder Morgan Energy Partners LP
3.50%	03/01/21	206,000	207,479	(a)
4.70%	11/01/42	13,000	13,942	(a)
5.00%	03/01/43	37,000	41,059	(a)
6.38%	03/01/41	37,000	45,652	(a)
Kinder Morgan Inc.
5.05%	02/15/46	35,000	39,514	(a)
KLA Corp.
3.30%	03/01/50	95,000	99,892	(a)
4.10%	03/15/29	189,000	226,581	(a)
4.65%	11/01/24	94,000	107,316	(a)
Kohl’s Corp.
9.50%	05/15/25	47,000	55,452	(a)
L3Harris Technologies Inc.
3.85%	12/15/26	71,000	81,566	(a)
Lear Corp.
4.25%	05/15/29	107,000	115,647	(a)
5.25%	05/15/49	47,000	50,984	(a)
Leidos Inc.
2.95%	05/15/23	189,000	198,849	(a,f)
3.63%	05/15/25	55,000	60,909	(a,f)
4.38%	05/15/30	186,000	217,791	(a,f)
Liberty Mutual Group Inc.
3.95%	05/15/60	46,000	50,809	(a,f)
Life Storage LP
2.20%	10/15/30	130,000	130,304
Lincoln National Corp.
3.63%	12/12/26	35,000	39,431	(a)
4.35%	03/01/48	49,000	56,351	(a)
Lloyds Banking Group PLC (2.44% fixed rate until 02/05/25; 1.00% + 1 year CMT Rate thereafter)
2.44%	02/05/26	200,000	207,092	(a,b)
Lloyds Banking Group PLC (3.87% fixed rate until 07/09/24; 3.50% + 1 year CMT Rate thereafter)
3.87%	07/09/25	285,000	310,391	(a,b)
Lockheed Martin Corp.
3.55%	01/15/26	36,000	40,982	(a)
4.50%	05/15/36	85,000	108,704	(a)
Loews Corp.
3.20%	05/15/30	55,000	61,450	(a)
Lowe’s Companies Inc.
3.70%	04/15/46	15,000	17,187	(a)
4.05%	05/03/47	36,000	42,841	(a)
4.55%	04/05/49	55,000	70,560	(a)
LYB International Finance BV
4.88%	03/15/44	20,000	23,830	(a)
LYB International Finance II BV
3.50%	03/02/27	18,000	19,992	(a)
Marathon Oil Corp.
3.85%	06/01/25	29,000	29,773	(a)
Mars Inc.
0.88%	07/16/26	97,000	96,372	(a,f)
1.63%	07/16/32	143,000	141,770	(a,f)
2.38%	07/16/40	143,000	141,990	(a,f)
2.45%	07/16/50	100,000	94,359	(a,f)
Marsh & McLennan Companies Inc.
2.25%	11/15/30	88,000	92,304	(a)
Masco Corp.
3.50%	11/15/27	16,000	17,814	(a)
Mastercard Inc.
3.30%	03/26/27	80,000	91,504	(a)
3.85%	03/26/50	30,000	38,271	(a)
McCormick & Company Inc.
2.50%	04/15/30	86,000	92,006	(a)
3.25%	11/15/25	534,000	584,677	(a)

See accompanying notes to schedule of investments

Elfun Income Fund

Schedule of Investments	September 30, 2020 (Unaudited)

		Principal Amount	Fair Value
McDonald’s Corp.
3.60%	07/01/30	$141,000	$164,383	(a)
3.63%	09/01/49	29,000	32,469	(a)
3.70%	01/30/26	14,000	15,960	(a)
3.80%	04/01/28	65,000	75,795	(a)
4.20%	04/01/50	73,000	89,142	(a)
4.88%	12/09/45	35,000	45,365	(a)
McKesson Corp.
3.65%	11/30/20	354,000	355,834	(a)
Medtronic Inc.
4.63%	03/15/45	12,000	16,517	(a)
Memorial Sloan-Kettering Cancer Center
4.13%	07/01/52	118,000	152,699	(a)
Merck & Company Inc.
1.45%	06/24/30	125,000	126,905	(a)
2.45%	06/24/50	120,000	119,501	(a)
2.75%	02/10/25	52,000	56,486	(a)
4.00%	03/07/49	32,000	40,577	(a)
MetLife Inc.
4.05%	03/01/45	16,000	19,561	(a)
4.72%	12/15/44	59,000	77,494	(a)
Microchip Technology Inc.
2.67%	09/01/23	472,000	488,331	(a,f)
Micron Technology Inc.
2.50%	04/24/23	135,000	140,129	(a)
Microsoft Corp.
2.40%	08/08/26	67,000	73,179	(a)
2.68%	06/01/60	32,000	33,745	(a)
3.45%	08/08/36	40,000	48,425	(a)
3.50%	02/12/35	46,000	56,685	(a)
3.70%	08/08/46	129,000	162,494	(a)
3.95%	08/08/56	57,000	74,968	(a)
4.10%	02/06/37	12,000	15,513	(a)
Molson Coors Beverage Co.
2.10%	07/15/21	142,000	143,488	(a)
4.20%	07/15/46	32,000	33,747	(a)
Morgan Stanley
2.75%	05/19/22	189,000	195,851	(a)
3.70%	10/23/24	28,000	31,070	(a)
3.95%	04/23/27	128,000	144,824	(a)
4.35%	09/08/26	188,000	216,905	(a)
4.38%	01/22/47	56,000	72,692	(a)
5.00%	11/24/25	425,000	499,099	(a)
Morgan Stanley (2.72% fixed rate until 07/22/24; 1.15% + SOFR thereafter)
2.72%	07/22/25	301,000	320,080	(a,b)
Morgan Stanley (3.62% fixed rate until 04/01/30; 3.12% + SOFR thereafter)
3.62%	04/01/31	120,000	137,700	(a,b)
Morgan Stanley (3.97% fixed rate until 07/22/37; 1.46% + 3 month USD LIBOR thereafter)
3.97%	07/22/38	58,000	68,623	(a,b)
MPLX LP
1.75%	03/01/26	85,000	85,041
2.65%	08/15/30	110,000	107,402
3.38%	03/15/23	34,000	35,808	(a)
5.20%	12/01/47	33,000	35,382	(a)
5.25%	01/15/25	598,000	620,102	(a)
6.25%	10/15/22	170,000	170,248	(a)
MPLX LP (1.34% fixed rate until 11/02/20; 1.10% + 3 month USD LIBOR)
1.34%	09/09/22	180,000	179,903	(a,b)
Mylan Inc.
5.20%	04/15/48	44,000	54,897	(a)
Mylan N.V.
3.15%	06/15/21	61,000	61,981	(a)
3.95%	06/15/26	15,000	16,865	(a)
National Oilwell Varco Inc.
3.60%	12/01/29	140,000	136,473	(a)
National Retail Properties Inc.
4.00%	11/15/25	65,000	72,136	(a)
Newfield Exploration Co.
5.63%	07/01/24	439,000	426,124	(a)
Newmont Corp.
4.88%	03/15/42	62,000	84,522	(a)

		Principal Amount	Fair Value
NextEra Energy Capital Holdings Inc.
3.25%	04/01/26	$123,000	$137,908	(a)
NextEra Energy Capital Holdings Inc. (5.65% fixed rate until 05/01/29; 3.16% + 3 month USD LIBOR thereafter)
5.65%	05/01/79	84,000	95,587	(a,b)
NIKE Inc.
2.40%	03/27/25	164,000	176,339	(a)
3.38%	03/27/50	43,000	50,193	(a)
NiSource Inc.
3.60%	05/01/30	98,000	111,703	(a)
3.95%	03/30/48	28,000	32,719	(a)
Noble Energy Inc.
3.85%	01/15/28	169,000	191,725	(a)
3.90%	11/15/24	36,000	39,422	(a)
4.20%	10/15/49	49,000	58,132	(a)
5.05%	11/15/44	16,000	20,925	(a)
Nomura Holdings Inc.
2.65%	01/16/25	230,000	242,061	(a)
3.10%	01/16/30	208,000	221,121	(a)
Norfolk Southern Corp.
3.95%	10/01/42	61,000	72,509	(a)
Northrop Grumman Corp.
2.55%	10/15/22	32,000	33,341	(a)
3.85%	04/15/45	14,000	16,367	(a)
4.03%	10/15/47	12,000	14,678	(a)
Novartis Capital Corp.
2.20%	08/14/30	141,000	151,437	(a)
3.00%	11/20/25	8,000	8,879	(a)
Nucor Corp.
3.95%	05/01/28	71,000	82,798	(a)
Nutrien Ltd.
4.00%	12/15/26	32,000	36,924	(a)
4.90%	06/01/43	60,000	73,136	(a)
Nutrition & Biosciences Inc.
1.23%	10/01/25	94,000	94,030	(f)
3.47%	12/01/50	94,000	95,093	(f)
NVIDIA Corp.
2.85%	04/01/30	45,000	50,568	(a)
3.50%	04/01/50	115,000	134,283	(a)
NXP BV/NXP Funding LLC/NXP USA Inc.
2.70%	05/01/25	95,000	100,539	(a,f)
Occidental Petroleum Corp.
2.70%	08/15/22	115,000	107,388	(a)
2.90%	08/15/24	57,000	48,373	(a)
4.85%	03/15/21	10,000	9,977	(a)
Oklahoma Gas & Electric Co.
3.25%	04/01/30	80,000	89,427	(a)
Omnicom Group Inc./Omnicom Capital Inc.
3.63%	05/01/22	79,000	82,760	(a)
Oncor Electric Delivery Company LLC
3.80%	09/30/47	18,000	21,989	(a)
ONEOK Inc.
4.35%	03/15/29	88,000	91,773	(a)
Oracle Corp.
2.40%	09/15/23	34,000	35,768	(a)
2.65%	07/15/26	91,000	99,391	(a)
2.95%	04/01/30	141,000	157,658	(a)
3.60%	04/01/50	94,000	105,215	(a)
3.80%	11/15/37	22,000	25,756	(a)
4.00%	07/15/46 - 11/15/47	125,000	147,932	(a)
4.13%	05/15/45	30,000	35,928	(a)
Otis Worldwide Corp.
2.06%	04/05/25	115,000	121,013
2.57%	02/15/30	60,000	64,482
3.36%	02/15/50	55,000	60,407
Owens Corning
4.40%	01/30/48	36,000	40,452	(a)
Pacific Gas & Electric Co.
2.50%	02/01/31	141,000	134,138	(a)
Pacific Gas & Electric Co.
2.10%	08/01/27	80,000	77,512	(a)
3.30%	08/01/40	141,000	129,393	(a)
3.50%	08/01/50	60,000	54,030	(a)

See accompanying notes to schedule of investments

Elfun Income Fund

Schedule of Investments	September 30, 2020 (Unaudited)

		Principal Amount	Fair Value
PacifiCorp
2.70%	09/15/30	$85,000	$93,632	(a)
6.25%	10/15/37	4,000	5,869	(a)
Parker-Hannifin Corp.
3.25%	06/14/29	82,000	91,888	(a)
PartnerRe Finance B LLC (4.50% fixed rate until 04/01/30; 3.81% + 5 year CMT Rate thereafter)
4.50%	10/01/50	330,000	331,696	(b)
PayPal Holdings Inc.
2.65%	10/01/26	125,000	136,340	(a)
3.25%	06/01/50	68,000	75,315	(a)
PepsiCo Inc.
1.63%	05/01/30	90,000	92,355	(a)
2.63%	07/29/29	121,000	133,857	(a)
3.45%	10/06/46	33,000	38,207	(a)
Perrigo Finance Unlimited Co.
3.15%	06/15/30	216,000	223,992	(a)
4.38%	03/15/26	200,000	223,694	(a)
Pfizer Inc.
2.63%	04/01/30	95,000	105,786	(a)
2.70%	05/28/50	215,000	224,230	(a)
3.45%	03/15/29	39,000	45,618	(a)
3.60%	09/15/28	93,000	109,992	(a)
3.90%	03/15/39	51,000	62,196	(a)
4.13%	12/15/46	42,000	53,602	(a)
4.40%	05/15/44	19,000	25,016	(a)
Philip Morris International Inc.
1.50%	05/01/25	165,000	170,196	(a)
2.10%	05/01/30	65,000	67,077	(a)
3.38%	08/15/29	66,000	74,874	(a)
4.13%	03/04/43	37,000	43,406	(a)
Phillips 66
2.15%	12/15/30	472,000	458,270	(a)
Phillips 66 Partners LP
3.15%	12/15/29	251,000	249,750
3.75%	03/01/28	26,000	27,131	(a)
4.68%	02/15/45	48,000	48,435	(a)
Plains All American Pipeline LP/PAA Finance Corp.
3.55%	12/15/29	203,000	195,588	(a)
3.65%	06/01/22	132,000	135,172	(a)
PPL Capital Funding Inc.
3.10%	05/15/26	79,000	87,341	(a)
Precision Castparts Corp.
4.38%	06/15/45	60,000	74,681	(a)
Prologis LP
4.38%	02/01/29	77,000	94,237	(a)
Prudential Financial Inc.
3.94%	12/07/49	95,000	106,982
Prudential Financial Inc. (5.70% fixed rate until 09/15/28; 2.67% + 3 month USD LIBOR thereafter)
5.70%	09/15/48	86,000	97,209	(a,b)
Public Service Company of Colorado
3.70%	06/15/28	84,000	98,062	(a)
Public Service Electric & Gas Co.
2.38%	05/15/23	135,000	141,066	(a)
PVH Corp.
4.63%	07/10/25	280,000	292,435	(a,f)
QUALCOMM Inc.
1.30%	05/20/28	31,000	30,884	(f)
1.65%	05/20/32	3,000	2,969	(f)
3.25%	05/20/27	4,000	4,488	(a)
4.30%	05/20/47	16,000	20,541	(a)
Quest Diagnostics Inc.
2.95%	06/30/30	35,000	38,240	(a)
Ralph Lauren Corp.
1.70%	06/15/22	35,000	35,662	(a)
Raytheon Technologies Corp.
3.13%	05/04/27	142,000	157,751	(a)
3.50%	03/15/27	50,000	56,291	(a,f)
3.65%	08/16/23	3,000	3,243	(a)
3.95%	08/16/25	34,000	38,677	(a)

		Principal Amount	Fair Value
4.13%	11/16/28	$10,000	$11,833	(a)
4.15%	05/15/45	56,000	67,693	(a)
4.45%	11/16/38	45,000	55,364	(a)
4.50%	06/01/42	39,000	49,128	(a)
Realty Income Corp.
3.00%	01/15/27	29,000	31,553	(a)
3.25%	01/15/31	90,000	99,554	(a)
Regeneron Pharmaceuticals Inc.
1.75%	09/15/30	165,000	161,520
2.80%	09/15/50	75,000	70,301
Reliance Steel & Aluminum Co.
1.30%	08/15/25	105,000	104,919	(a)
2.15%	08/15/30	170,000	166,727	(a)
Reynolds American Inc.
4.45%	06/12/25	4,000	4,507	(a)
Rio Tinto Finance USA PLC
4.13%	08/21/42	37,000	47,420	(a)
Rockwell Automation Inc.
4.20%	03/01/49	66,000	86,486	(a)
Rogers Communications Inc.
5.00%	03/15/44	25,000	32,481	(a)
Roper Technologies Inc.
2.95%	09/15/29	97,000	106,638	(a)
Ross Stores Inc.
4.70%	04/15/27	189,000	222,852	(a)
Royalty Pharma PLC
0.75%	09/02/23	75,000	74,862	(f)
1.20%	09/02/25	100,000	99,839	(f)
1.75%	09/02/27	65,000	65,138	(f)
2.20%	09/02/30	29,000	28,957	(f)
3.30%	09/02/40	38,000	37,662	(f)
3.55%	09/02/50	28,000	27,137	(f)
RPM International Inc.
3.75%	03/15/27	40,000	43,964	(a)
Ryder System Inc.
2.90%	12/01/26	245,000	264,955	(a)
Sabine Pass Liquefaction LLC
4.20%	03/15/28	44,000	47,712	(a)
4.50%	05/15/30	55,000	61,960	(a,f)
5.00%	03/15/27	16,000	18,040	(a)
5.88%	06/30/26	141,000	166,752	(a)
Santander Holdings USA Inc.
4.40%	07/13/27	40,000	43,891	(a)
Santander UK Group Holdings PLC
4.75%	09/15/25	200,000	219,204	(a,f)
Saudi Arabian Oil Co.
3.50%	04/16/29	254,000	278,846	(a,f)
4.38%	04/16/49	254,000	302,496	(a,f)
Schlumberger Holdings Corp.
3.90%	05/17/28	76,000	81,807	(a,f)
Selective Insurance Group Inc.
5.38%	03/01/49	38,000	46,732	(a)
Sempra Energy
3.80%	02/01/38	26,000	29,097	(a)
4.00%	02/01/48	35,000	39,551	(a)
Shell International Finance BV
2.38%	08/21/22	119,000	123,479	(a)
3.13%	11/07/49	112,000	115,761	(a)
3.75%	09/12/46	29,000	32,647	(a)
4.13%	05/11/35	37,000	44,591	(a)
Shire Acquisitions Investments Ireland DAC
2.88%	09/23/23	13,000	13,789	(a)
3.20%	09/23/26	21,000	23,375	(a)
Simon Property Group LP
3.38%	06/15/27	55,000	58,647	(a)
Southern California Edison Co.
2.40%	02/01/22	104,000	106,193	(a)
2.90%	03/01/21	143,000	144,512	(a)
4.00%	04/01/47	166,000	178,267	(a)
4.20%	03/01/29	123,000	141,498	(a)
Southern Company Gas Capital Corp.
3.95%	10/01/46	91,000	101,440	(a)
4.40%	05/30/47	13,000	15,623	(a)

See accompanying notes to schedule of investments

Elfun Income Fund

Schedule of Investments	September 30, 2020 (Unaudited)

		Principal Amount	Fair Value
Southern Copper Corp.
5.88%	04/23/45	$64,000	$86,826	(a)
Southwest Airlines Co.
2.63%	02/10/30	140,000	131,968	(a)
Southwestern Electric Power Co.
2.75%	10/01/26	62,000	66,746	(a)
Spectra Energy Partners LP
3.38%	10/15/26	15,000	16,464	(a)
4.50%	03/15/45	13,000	14,684	(a)
Spirit Realty LP
4.00%	07/15/29	106,000	110,246	(a)
Starbucks Corp.
4.00%	11/15/28	40,000	47,156	(a)
Steel Dynamics Inc.
3.45%	04/15/30	70,000	77,062	(a)
4.13%	09/15/25	404,000	412,856	(a)
Stryker Corp.
1.95%	06/15/30	189,000	192,825	(a)
2.90%	06/15/50	85,000	87,273	(a)
Suncor Energy Inc.
4.00%	11/15/47	15,000	15,332	(a)
Sunoco Logistics Partners Operations LP
5.30%	04/01/44	62,000	57,803	(a)
Suzano Austria GmbH
6.00%	01/15/29	244,000	278,448	(a)
Syngenta Finance N.V.
3.93%	04/23/21	330,000	334,115	(a,f)
4.44%	04/24/23	200,000	211,276	(a,f)
Sysco Corp.
3.25%	07/15/27	46,000	49,969	(a)
5.95%	04/01/30	30,000	37,889	(a)
6.60%	04/01/50	25,000	35,096	(a)
T-Mobile USA Inc.
3.50%	04/15/25	117,000	128,326	(a,f)
3.75%	04/15/27	212,000	237,743	(a,f)
3.88%	04/15/30	57,000	64,715	(a,f)
4.50%	04/15/50	30,000	35,853	(a,f)
Takeda Pharmaceutical Company Ltd.
2.05%	03/31/30	200,000	202,390	(a)
3.03%	07/09/40	200,000	208,530	(a)
3.18%	07/09/50	200,000	204,632	(a)
3.38%	07/09/60	200,000	209,864	(a)
4.00%	11/26/21	310,000	321,885	(a)
Tampa Electric Co.
4.35%	05/15/44	118,000	146,091	(a)
Target Corp.
2.50%	04/15/26	54,000	59,059	(a)
Teck Resources Ltd.
3.90%	07/15/30	97,000	101,602	(a,f)
5.40%	02/01/43	51,000	53,566	(a)
Telefonica Emisiones S.A.
4.10%	03/08/27	300,000	341,037	(a)
Texas Instruments Inc.
3.88%	03/15/39	71,000	87,779	(a)
The Allstate Corp.
4.20%	12/15/46	36,000	45,227	(a)
The Allstate Corp. (5.75% fixed rate until 08/15/23; 2.94% + 3 month USD LIBOR thereafter)
5.75%	08/15/53	127,000	133,350	(a,b)
The Bank of New York Mellon Corp. (4.63% fixed rate until 09/20/26; 3.13% + 3 month USD LIBOR thereafter)
4.63%	12/29/49	71,000	73,046	(a,b)
The Bank of Nova Scotia (4.65% fixed rate until 10/12/22; 2.65% + 3 month USD LIBOR thereafter)
4.65%	12/31/99	101,000	97,925	(a,b)
The Boeing Co.
2.70%	02/01/27	178,000	173,589	(a)
2.95%	02/01/30	57,000	55,161	(a)
3.25%	03/01/28	14,000	13,834	(a)
3.55%	03/01/38	12,000	10,889	(a)
3.75%	02/01/50	50,000	45,626	(a)

		Principal Amount	Fair Value
5.04%	05/01/27	$260,000	$287,126	(a)
5.15%	05/01/30	188,000	211,321	(a)
5.81%	05/01/50	165,000	200,528	(a)
The Cleveland Electric Illuminating Co.
4.55%	11/15/30	227,000	266,941	(a,f)
The Clorox Co.
1.80%	05/15/30	130,000	133,542	(a)
The Coca-Cola Co.
2.60%	06/01/50	189,000	191,882	(a)
2.75%	06/01/60	189,000	192,236	(a)
The Dow Chemical Co.
2.10%	11/15/30	142,000	140,036
3.60%	11/15/50	142,000	143,501
4.25%	10/01/34	66,000	76,920	(a)
5.55%	11/30/48	48,000	62,847	(a)
The Estee Lauder Companies Inc.
2.38%	12/01/29	70,000	75,574	(a)
3.13%	12/01/49	55,000	60,688	(a)
The George Washington University
4.13%	09/15/48	100,000	122,820
The Goldman Sachs Group Inc.
2.60%	02/07/30	85,000	89,720	(a)
3.50%	04/01/25 - 11/16/26	261,000	288,387	(a)
3.85%	01/26/27	313,000	351,965	(a)
4.25%	10/21/25	5,000	5,675	(a)
5.15%	05/22/45	49,000	64,216	(a)
The Goldman Sachs Group Inc. (2.88% fixed rate until 10/31/21; 0.82% + 3 month USD LIBOR thereafter)
2.88%	10/31/22	124,000	126,976	(a,b)
The Goldman Sachs Group Inc. (2.91% fixed rate until 06/05/22; 1.05% + 3 month USD LIBOR thereafter)
2.91%	06/05/23	129,000	133,586	(a,b)
The Goldman Sachs Group Inc. (3.81% fixed rate until 04/23/28; 1.16% + 3 month USD LIBOR thereafter)
3.81%	04/23/29	48,000	54,628	(a,b)
The Goldman Sachs Group Inc. (4.02% fixed rate until 10/31/37; 1.37% + 3 month USD LIBOR thereafter)
4.02%	10/31/38	56,000	65,155	(a,b)
The Goldman Sachs Group Inc. (4.22% fixed rate until 05/01/28; 1.30% + 3 month USD LIBOR thereafter)
4.22%	05/01/29	82,000	95,526	(a,b)
The Hartford Financial Services Group Inc.
2.80%	08/19/29	200,000	216,534	(a)
The Hartford Financial Services Group Inc. (2.41% fixed rate until 11/02/20; 2.13% + 3 month USD LIBOR)
2.41%	02/12/67	120,000	104,632	(a,b,f)
The Home Depot Inc.
2.70%	04/15/30	53,000	58,968	(a)
3.35%	04/15/50	94,000	108,505	(a)
3.50%	09/15/56	60,000	70,586	(a)
3.90%	12/06/28 - 06/15/47	90,000	109,007	(a)
4.50%	12/06/48	39,000	52,157	(a)
The Interpublic Group of Companies Inc.
3.75%	10/01/21	163,000	168,121	(a)
The Kroger Co.
2.20%	05/01/30	82,000	86,003	(a)
2.95%	11/01/21	149,000	152,691	(a)
4.65%	01/15/48	33,000	41,804	(a)
The Mosaic Co.
5.63%	11/15/43	14,000	16,450	(a)
The Procter & Gamble Co.
2.45%	03/25/25	47,000	50,859	(a)
3.60%	03/25/50	40,000	50,676	(a)
The Sherwin-Williams Co.
2.75%	06/01/22	2,000	2,069	(a)
3.45%	06/01/27	4,000	4,500	(a)
4.50%	06/01/47	11,000	13,713	(a)
The Southern Co.
3.25%	07/01/26	28,000	31,220	(a)
4.40%	07/01/46	15,000	17,695	(a)

See accompanying notes to schedule of investments

Elfun Income Fund

Schedule of Investments	September 30, 2020 (Unaudited)

		Principal Amount	Fair Value
The Toronto-Dominion Bank (3.63% fixed rate until 09/15/26; 2.21% + USD 5 year Swap Rate thereafter)
3.63%	09/15/31	$75,000	$84,363	(a,b)
The Travelers Companies Inc.
2.55%	04/27/50	85,000	83,368	(a)
The Walt Disney Co.
2.65%	01/13/31	140,000	151,120	(a)
3.38%	11/15/26	16,000	18,029	(a)
3.60%	01/13/51	139,000	157,217	(a)
4.00%	10/01/23	220,000	240,020	(a)
4.75%	11/15/46	13,000	16,748	(a)
6.65%	11/15/37	94,000	141,496	(a)
The Williams Companies Inc.
3.75%	06/15/27	16,000	17,558	(a)
4.85%	03/01/48	46,000	51,499	(a)
4.90%	01/15/45	107,000	115,335	(a)
5.40%	03/04/44	14,000	15,816	(a)
Thermo Fisher Scientific Inc.
4.13%	03/25/25	3,000	3,419	(a)
4.50%	03/25/30	30,000	37,108	(a)
Time Warner Cable LLC
4.50%	09/15/42	12,000	13,003	(a)
6.55%	05/01/37	42,000	55,829	(a)
TJX Companies Inc.
4.50%	04/15/50	21,000	27,101	(a)
Total Capital International S.A.
3.46%	02/19/29	99,000	113,724	(a)
Trane Technologies Luxembourg Finance S.A.
3.55%	11/01/24	63,000	69,342	(a)
3.80%	03/21/29	26,000	30,485	(a)
TransCanada PipeLines Ltd.
4.25%	05/15/28	124,000	143,154	(a)
4.88%	01/15/26	20,000	23,500	(a)
Transcanada Trust (5.63% fixed rate until 05/20/25; 3.53% + 3 month USD LIBOR thereafter)
5.63%	05/20/75	184,000	187,161	(a,b)
Transcontinental Gas Pipe Line Company LLC
4.00%	03/15/28	55,000	61,713	(a)
Truist Bank (3.50% fixed rate until 08/02/21; 0.59% + 3 month USD LIBOR thereafter)
3.50%	08/02/22	93,000	95,310	(a,b)
Truist Financial Corp. (4.80% fixed rate until 09/01/24; 3.00% + 5 year CMT Rate thereafter)
4.80%	12/31/99	252,000	253,200	(a,b)
TSMC Global Ltd.
0.75%	09/28/25	462,000	458,156	(f)
1.00%	09/28/27	233,000	232,648	(f)
1.38%	09/28/30	233,000	228,790	(f)
TWDC Enterprises 18 Corp.
4.13%	06/01/44	18,000	21,649	(a)
Tyco Electronics Group S.A.
3.13%	08/15/27	52,000	56,944	(a)
Tyson Foods Inc.
4.00%	03/01/26	175,000	200,249	(a)
4.55%	06/02/47	16,000	20,200	(a)
U.S. Bancorp (5.13% fixed rate until 01/15/21; 3.49% + 3 month USD LIBOR thereafter)
5.13%	12/29/49	166,000	165,265	(a,b)
UBS Group AG (2.86% fixed rate until 08/15/22; 0.95% + 3 month USD LIBOR thereafter)
2.86%	08/15/23	284,000	294,815	(a,b,f)
UBS Group AG (3.13% fixed rate until 08/13/29; 1.47% + 3 month USD LIBOR thereafter)
3.13%	08/13/30	259,000	286,265	(a,b,f)
UDR Inc.
2.10%	08/01/32	120,000	119,340	(a)
3.00%	08/15/31	75,000	81,311	(a)
UniCredit S.p.A. (2.57% fixed rate until 09/22/25; 2.30% + 1 year CMT Rate thereafter)
2.57%	09/22/26	360,000	357,210	(b,f)

		Principal Amount	Fair Value
Union Pacific Corp.
3.50%	06/08/23	$87,000	$93,717	(a)
3.60%	09/15/37	18,000	20,861	(a)
4.10%	09/15/67	37,000	43,974	(a)
4.30%	03/01/49	51,000	65,780	(a)
UnitedHealth Group Inc.
2.00%	05/15/30	150,000	156,795	(a)
4.45%	12/15/48	92,000	121,542	(a)
4.75%	07/15/45	29,000	39,386	(a)
Unum Group
4.50%	03/15/25	45,000	49,945	(a)
Vale S.A.
5.63%	09/11/42	29,000	34,418	(a)
Valero Energy Corp.
2.85%	04/15/25	92,000	96,513	(a)
4.00%	04/01/29	118,000	129,460	(a)
Ventas Realty LP
3.25%	10/15/26	67,000	71,279	(a)
Verizon Communications Inc.
3.00%	03/22/27	331,000	368,886	(a)
4.33%	09/21/28	42,000	50,988	(a)
4.40%	11/01/34	98,000	122,254	(a)
4.52%	09/15/48	54,000	71,008	(a)
4.67%	03/15/55	52,000	72,069	(a)
4.86%	08/21/46	212,000	289,687	(a)
5.25%	03/16/37	42,000	58,214	(a)
ViacomCBS Inc.
2.90%	01/15/27	34,000	36,660	(a)
3.45%	10/04/26	47,000	50,596	(a)
3.70%	06/01/28	41,000	45,454	(a)
5.25%	04/01/44	12,000	13,946	(a)
Virginia Electric & Power Co.
4.00%	11/15/46	102,000	126,515	(a)
Visa Inc.
2.00%	08/15/50	120,000	110,653
2.05%	04/15/30	90,000	96,426	(a)
2.70%	04/15/40	97,000	104,873	(a)
Vistra Operations Company LLC
3.55%	07/15/24	232,000	247,177	(a,f)
Vodafone Group PLC
4.38%	05/30/28	53,000	62,830	(a)
5.25%	05/30/48	37,000	47,739	(a)
Vornado Realty LP
3.50%	01/15/25	35,000	36,408	(a)
Vulcan Materials Co.
3.90%	04/01/27	18,000	20,386	(a)
Walmart Inc.
3.63%	12/15/47	43,000	52,622	(a)
3.70%	06/26/28	80,000	94,516	(a)
3.95%	06/28/38	34,000	42,550	(a)
4.05%	06/29/48	56,000	73,037	(a)
WEC Energy Group Inc.
3.55%	06/15/25	57,000	63,849	(a)
Wells Fargo & Co.
4.15%	01/24/29	160,000	188,027	(a)
4.75%	12/07/46	162,000	201,348	(a)
Wells Fargo & Co. (1.65% fixed rate until 06/02/23; 1.60% + SOFR thereafter)
1.65%	06/02/24	125,000	127,331	(a,b)
Wells Fargo & Co. (2.19% fixed rate until 04/30/25; 2.00% + SOFR thereafter)
2.19%	04/30/26	150,000	156,372	(a,b)
Wells Fargo & Co. (2.39% fixed rate until 06/02/27; 2.10% + SOFR thereafter)
2.39%	06/02/28	150,000	156,456	(a,b)
Wells Fargo & Co. (2.88% fixed rate until 10/30/29; 1.17% + 3 month USD LIBOR thereafter)
2.88%	10/30/30	46,000	49,293	(a,b)
Wells Fargo & Co. (3.07% fixed rate until 04/30/40; 2.53% + SOFR thereafter)
3.07%	04/30/41	195,000	203,305	(a,b)
Wells Fargo & Co. (3.20% fixed rate until 06/17/26; 1.17% + 3 month USD LIBOR thereafter)
3.20%	06/17/27	432,000	471,429	(a,b)
Wells Fargo & Co. (5.88% fixed rate until 06/15/25; 3.99% + 3 month USD LIBOR thereafter)
5.88%	12/29/49	88,000	94,594	(a,b)

See accompanying notes to schedule of investments

Elfun Income Fund

Schedule of Investments	September 30, 2020 (Unaudited)

		Principal Amount	Fair Value
Western Midstream Operating LP
5.38%	06/01/21	$166,000	$167,235	(a)
Westpac Banking Corp. (2.89% fixed rate until 02/04/25; 1.35% + 5 year CMT Rate thereafter)
2.89%	02/04/30	188,000	194,191	(a,b)
Westpac Banking Corp. (4.11% fixed rate until 07/24/29; 2.00% + 5 year CMT Rate thereafter)
4.11%	07/24/34	106,000	119,277	(a,b)
Willis North America Inc.
3.60%	05/15/24	62,000	67,696	(a)
3.88%	09/15/49	96,000	110,957	(a)
WPP Finance 2010
3.75%	09/19/24	40,000	43,866	(a)
WRKCo Inc.
3.00%	09/15/24	48,000	51,601	(a)
Xcel Energy Inc.
3.40%	06/01/30	115,000	131,980	(a)
Xilinx Inc.
2.95%	06/01/24	37,000	39,778	(a)
Zoetis Inc.
3.00%	09/12/27	17,000	18,812	(a)
3.90%	08/20/28	53,000	62,661	(a)
			102,711,701

Non-Agency Collateralized Mortgage Obligations – 6.4%
Banc of America Commercial Mortgage Trust 2016-UBS10
5.07%	07/15/49	290,000	278,608	(a,b)
BANK 2017-BNK7
3.18%	09/15/60	2,398,000	2,684,190
BANK 2018-BNK15
4.41%	11/15/61	1,001,000	1,201,576	(b)
BANK 2019-BNK17
4.67%	04/15/52	122,000	126,556	(a,b)
BX Commercial Mortgage Trust 2018-IND 0.75% + 1 month USD LIBOR
0.90%	11/15/35	223,651	223,659	(a,b,f)
Cantor Commercial Real Estate Lending 2019-CF3
3.01%	01/15/53	460,000	512,996	(a)
CD 2019-CD8 Mortgage Trust
2.91%	08/15/57	839,000	930,574	(a)
Citigroup Commercial Mortgage Trust 2015-GC35
4.64%	11/10/48	287,000	245,740	(b)
Citigroup Commercial Mortgage Trust 2015-P1
3.72%	09/15/48	1,403,000	1,565,238	(a)
Citigroup Commercial Mortgage Trust 2016-P5
2.94%	10/10/49	399,397	435,175	(a)
Citigroup Commercial Mortgage Trust 2016-P6
4.03%	12/10/49	336,823	370,704	(a,b)
Citigroup Commercial Mortgage Trust 2018-C5
4.51%	06/10/51	250,000	278,617	(a,b)
COMM 2013-LC13 Mortgage Trust
4.56%	08/10/46	170,000	183,849	(a,b,f)
COMM 2014-CR14 Mortgage Trust
4.53%	02/10/47	240,000	262,529	(a,b)
GS Mortgage Securities Trust 2012-GCJ9
2.09%	11/10/45	684,438	21,832	(a,b,c)
GS Mortgage Securities Trust 2015-GS1
4.57%	11/10/48	380,000	323,476	(b)
GS Mortgage Securities Trust 2016-GS3
2.85%	10/10/49	333,000	361,315	(a)
GS Mortgage Securities Trust 2017-GS8
3.47%	11/10/50	767,075	873,130	(a)
GS Mortgage Securities Trust 2018-GS9
4.14%	03/10/51	291,000	334,663	(a,b)
GS Mortgage Securities Trust 2019-GC42
2.75%	09/01/52	1,523,000	1,671,919	(a)
GS Mortgage Securities Trust 2019-GSA1
3.05%	11/10/52	743,000	834,761	(a)
Impac CMB Trust 2004-5 0.72% + 1 month USD LIBOR
0.87%	10/25/34	37,766	37,177	(a,b)
JP Morgan Chase Commercial Mortgage Securities Trust 2012-LC9
1.64%	12/15/47	573,555	14,630	(a,b,c)
JPMBB Commercial Mortgage Securities Trust 2013-C12
4.18%	07/15/45	125,000	132,674	(a,b)

		Principal Amount	Fair Value
JPMBB Commercial Mortgage Securities Trust 2015-C32
4.80%	11/15/48	$250,000	$216,539	(a,b)
MASTR Alternative Loan Trust 2003-5
5.00%	08/25/18	1,550	16	(c)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21
1.02%	03/15/48	3,347,493	99,523	(a,b,c)
Morgan Stanley Capital I Trust 2006-IQ11
6.05%	10/15/42	128,596	126,929	(a,b)
UBS Commercial Mortgage Trust 2018-C12
4.79%	08/15/51	213,000	225,470	(a,b)
Wells Fargo Commercial Mortgage Trust 2015-C26
1.35%	02/15/48	2,625,274	114,748	(a,b,c)
Wells Fargo Commercial Mortgage Trust 2019-C50
4.35%	05/15/52	175,000	154,065	(a)
WFRBS Commercial Mortgage Trust 2013-C17
4.26%	12/15/46	235,000	255,102	(a)
WFRBS Commercial Mortgage Trust 2014-LC14
4.35%	03/15/47	533,000	581,404	(a,b)
			15,679,384

Sovereign Bonds – 1.0%
Government of Chile
2.55%	01/27/32	290,000	306,324	(a)
3.86%	06/21/47	200,000	239,342	(a)
Government of Colombia
5.00%	06/15/45	200,000	233,704	(a)
Government of Mexico
4.00%	10/02/23	86,000	93,418	(a)
4.75%	03/08/44	200,000	219,166	(a)
Government of Panama
3.16%	01/23/30	200,000	217,544	(a)
3.87%	07/23/60	200,000	229,500	(a)
Government of Peru
5.63%	11/18/50	105,000	167,472	(a)
Government of Philippines
3.95%	01/20/40	200,000	236,610	(a)
Government of Qatar
4.82%	03/14/49	258,000	347,407	(a,f)
Government of Uruguay
5.10%	06/18/50	105,744	141,934	(a)
			2,432,421

Municipal Bonds and Notes – 0.4%
American Municipal Power Inc.
6.27%	02/15/50	135,000	195,571
Board of Regents of the University of Texas System
3.35%	08/15/47	115,000	137,349
Port Authority of New York & New Jersey
4.46%	10/01/62	220,000	281,413
State of California
4.60%	04/01/38	200,000	238,204
State of Illinois
5.10%	06/01/33	95,000	96,006
			948,543

Total Bonds and Notes (Cost $226,431,796)			238,935,211
		Number of Shares	Fair Value
Domestic Equity – 0.1%

Preferred Stock – 0.1%
Wells Fargo & Co. 5.85%, 3.09% + 3 month USD LIBOR (Cost $186,475)		7,459	194,382	(b)

Total Investments in Securities (Cost $226,618,271)			239,129,593

See accompanying notes to schedule of investments

Elfun Income Fund

Schedule of Investments	September 30, 2020 (Unaudited)

	Number of Shares	Fair Value
Short-Term Investments – 4.8%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.07% (Cost $11,615,162)	11,615,162	$11,615,162	(a,h,i)

Number of Shares	Fair Value

Total Investments (Cost $238,233,433)	250,744,755

Liabilities in Excess of Other Assets, net – (3.2)%	(7,761,279)

NET ASSETS – 100.0%	$242,983,476

Other Information:

Centrally Cleared Credit Default Swaps - Buy Protection

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract Annual Fixed Rate/ Payment Frequency	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Unrealized Appreciation/ Depreciation
Sell Protection
Markit CDX North America High Yield Index	Intercontinental Exchange	$6,283	1.00%/ Quarterly	12/20/24	$50,717	$(87,739)	$138,456
Markit CDX North America High Yield Index	Intercontinental Exchange	5,541	5.00%/ Quarterly	06/20/25	270,400	(326,531)	596,931
							$735,387

The Fund had the following long futures contracts open at September 30, 2020:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Ultra Long-Term U.S. Treasury Bond Futures	December 2020	28	$6,204,266	$6,210,749	$6,483
U.S. Long Bond Futures	December 2020	8	1,420,052	1,410,250	(9,802)
2 Yr. U.S. Treasury Notes Futures	December 2020	69	15,238,121	15,246,305	8,184
					$4,865

The Fund had the following short futures contracts open at September 30, 2020:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
5 Yr. U.S. Treasury Notes Futures	December 2020	33	$(4,152,843)	$(4,159,030)	$(6,187)
10 Yr. U.S. Treasury Notes Futures	December 2020	72	(11,531,495)	(11,514,375)	17,120
10 Yr. U.S. Treasury Notes Futures	December 2020	48	(6,698,181)	(6,697,500)	681
					$11,614

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	At September 30, 2020, all or a portion of this security was pledged to cover collateral requirements for futures, swaps and/or TBAs.
(b)

Variable Rate Security - Interest rate shown is rate in effect at September 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.

(c)

Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(d)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (“TBA”) in the future.
(e)

Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

See accompanying notes to schedule of investments

Elfun Income Fund

Schedule of Investments	September 30, 2020 (Unaudited)

(f)

Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2020, these securities amounted to $19,893,121 or 8.19% of the net assets of the Elfun Income Fund. These securities have been determined to be liquid using procedures established by the Fund’s Board of Trustees.

(g)	Step coupon bond.
(h)	Coupon amount represents effective yield.
(i)

Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

†	Percentages are based on net assets as of September 30, 2020.
**	Amount is less than $0.50.

Abbreviations:

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Security
TBA	To Be Announced

The following table presents the Fund’s investments measured at fair value on a recurring basis at September 30, 2020:

Fund	Investments	Level 1	Level 2	Level 3	Total
Elfun Income Fund	Investments in Securities
	U.S. Treasuries	$—	$43,773,781	$—	$43,773,781
	Agency Mortgage Backed	—	59,367,941	—	59,367,941
	Agency Collateralized Mortgage Obligations	—	8,753,752	—	8,753,752
	Asset Backed	—	5,267,688	—	5,267,688
	Corporate Notes	—	102,711,701	—	102,711,701
	Non-Agency Collateralized Mortgage Obligations	—	15,679,384	—	15,679,384
	Sovereign Bonds	—	2,432,421	—	2,432,421
	Municipal Bonds and Notes	—	948,543	—	948,543
	Preferred Stock	194,382	—	—	194,382
	Short-Term Investments	11,615,162	—	—	11,615,162

	Total Investments in Securities	$11,809,544	$238,935,211	$—	$250,744,755

	Other Financial Instruments
	Credit Default Swap Contracts - Unrealized Appreciation	$—	$735,387	$—	$735,387
	Long Futures Contracts - Unrealized Appreciation	14,667	—	—	14,667
	Long Futures Contracts - Unrealized Depreciation	(9,802)	—	—	(9,802)
	Short Futures Contracts - Unrealized Appreciation	17,801	—	—	17,801
	Short Futures Contracts - Unrealized Depreciation	(6,187)	—	—	(6,187)

	Total Other Financial Instruments	$16,479	$735,387	$—	$751,866

Affiliate Table

	Number of Shares Held at 12/31/19	Value At 12/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	35,778,498	35,778,498	149,452,713	173,616,049	—	—	11,615,162	$11,615,162	112,900	—

TOTAL		$35,778,498	$149,452,713	$173,616,049	$—	$—		$11,615,162	$112,900	$—

See accompanying notes to schedule of investments

Elfun Income Fund

Notes to Schedule of Investments	September 30, 2020 (Unaudited)

Security Valuation

The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.

Valuation techniques used to value the Fund’s investments by major category are as follows:

•

Equity investments (including preferred stocks) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.

•

Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.

•

Debt obligations (including short term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.

•

Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

•

Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) is unable to obtain an independent, third-party valuation the agreements will be fair valued.

•

Options on futures are priced at their last sale price on the principal market on which they are traded on the valuation date. If there were no sales on that day, options on futures are valued at either the last reported sale or official closing price on their primary exchange determined in accordance with the valuation policy and procedures approved by the Board.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

Elfun Income Fund

Notes to Schedule of Investments	September 30, 2020 (Unaudited)

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of the Fund’s investments according to the fair value hierarchy as of September 30, 2020 is disclosed in the Fund’s Schedule of Investments.

Futures Contracts

The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Summary Schedule of Investments and cash deposited, if any, is shown as Cash at Broker on the Statement of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and/or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.

For the period ended September 30, 2020 , the Fund entered into futures contracts to manage interest rate risk.

Options on Futures Contracts

The Fund may purchase and write options, including options on futures contracts, subject to certain limitations. Writing puts and buying calls tend to increase the Fund’s exposure to the underlying instrument while buying puts and writing calls tend to decrease the Fund’s exposure to the underlying instrument. The Fund will not enter into a transaction involving options for speculative purposes. The Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts.

When the Fund writes an option, the amount of the premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gain from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase, as a realized loss. When an option is exercised, the proceeds from the sale of the underlying instrument or the cost basis of the securities purchased is adjusted by the original premium received or paid. In return for a premium paid, call and put options on futures contracts give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price.

Credit Default Swaps

During the period ended September 30, 2020, the Fund engaged in credit default swaps to manage credit risk. When the Fund is the buyer in a credit default swap contract, the Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund loses its investment and recovers nothing. However, if a credit event occurs, the Fund receives full notional value for a referenced debt obligation that may have little or no value. When the Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, the Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation.

Elfun Income Fund

Notes to Schedule of Investments	September 30, 2020 (Unaudited)

As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if the Fund had invested in the referenced debt obligation directly. If the Fund is a buyer of a credit default swap and no credit event occurs, the Fund will not earn any return on its investment. If the Fund is a seller of a credit default swap, the Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject the Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

Interest Rate Swaps

Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments.

To-Be-Announced Transactions

The Fund may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, coupon, and price.

The Fund may use TBA transactions to “roll over” such agreements prior to the settlement date. This type of TBA transaction is sometimes known as a “TBA roll.” In a TBA roll the Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage passthrough securities. The Fund may also enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities.

Default by or bankruptcy of a counterparty to a TBA transaction would expose the Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, the Fund will enter into TBA transactions only with established counterparties. The Fund’s use of “TBA rolls” may impact portfolio turnover, transaction costs and capital gain distributions to shareholders.

Delayed Delivery and When-Issued Securities

During the period ended September 30, 2020, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated.

The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund’s Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to such purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.